Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and equivalents (note 25a)	$ 1,571	$ 2,234
Accounts receivable (note 18)	248	239
Inventories (note 17)	1,852	1,890
Other current assets (note 18)	307	321
Total current assets	3,978	4,684
Non-current assets
Non-current portion of inventory (note 17)	1,696	1,681
Equity in investees (note 16)	1,234	1,213
Property, plant and equipment (note 19)	12,826	13,806
Intangible assets (note 20a)	227	255
Goodwill (note 20b)	1,176	1,330
Deferred income tax assets (note 30)	259	1,069
Other assets (note 22)	1,235	1,270
Total assets	22,631	25,308
Current liabilities
Accounts payable (note 23)	1,101	1,059
Debt (note 25b)	43	59
Current income tax liabilities	203	298
Other current liabilities (note 24)	321	331
Total current liabilities	1,668	1,747
Non-current liabilities
Debt (note 25b)	5,695	6,364
Provisions (note 27)	2,904	3,141
Deferred income tax liabilities (note 30)	1,236	1,245
Other liabilities (note 29)	1,743	1,744
Total liabilities	13,246	14,241
Equity
Capital stock (note 31)	20,883	20,893
Deficit	(13,453)	(11,759)
Accumulated other comprehensive loss	(158)	(169)
Other	321	321
Total equity attributable to Barrick Gold Corporation shareholders	7,593	9,286
Non-controlling interests (note 32)	1,792	1,781
Total equity	9,385	11,067
Contingencies and commitments (notes 2, 17, 19 and 36)
Total liabilities and equity	$ 22,631	$ 25,308